Derivative Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Gains (losses) for derivative instruments not designated as hedging instruments
Realized gains (losses) on derivative instruments	$ (9,290)	$ (10,099)	$ (18,401)	$ (20,336)
Unrealized gains (losses) on derivative instruments	(8,855)	(17,230)	(15,647)	3,776
Gain (loss) on derivative instruments, net	(18,145)	(27,329)	(34,048)	(16,560)
Interest Rate Swap Agreement [Member]
Gains (losses) for derivative instruments not designated as hedging instruments
Realized gains (losses) on derivative instruments	(9,284)	(10,046)	(18,363)	(20,283)
Unrealized gains (losses) on derivative instruments	(8,855)	(16,430)	(15,947)	3,376
Gain (loss) on derivative instruments, net	(18,139)	(26,476)	(34,310)	(16,907)
Toledo Spirit Time Charter Derivative [Member]
Gains (losses) for derivative instruments not designated as hedging instruments
Realized gains (losses) on derivative instruments	(6)	(53)	(38)	(53)
Unrealized gains (losses) on derivative instruments		(800)	300	400
Gain (loss) on derivative instruments, net	$ (6)	$ (853)	$ 262	$ 347